Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Interest and dividend income, investments	$ 21.1
Net appreciation in fair value, investments	147.2
Net investment income	168.3
Contributions, Company	29.7
Contributions, Participant	52.6
Contributions, Rollover	8.8
Total contributions	91.1
Interest income from notes receivable from participants	2.1
Total additions	261.5
Payment of benefits	129.8
Deductions, Other	0.9
Total deductions	130.7
Net increase in assets available for benefits	130.8
Net Asset Available for Benefit, Beginning Balance	1,087.7
Net Asset Available for Benefit, Ending Balance	$ 1,218.5